PGIM S&P 500 Buffer 20 ETF - September
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 104.5%
Options Purchased*~ 104.5%
(cost $35,218,116)		$36,882,783

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 104.5% (cost $35,218,116)		36,882,783
Options Written*~ (5.2)%
(premiums received $1,503,759)		(1,842,146)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $33,714,357)		35,040,637

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $245,856)(wb)	245,856	245,856

TOTAL INVESTMENTS 100.0% (cost $33,960,213)		35,286,493
Liabilities in excess of other assets (0.0)%		(14,838)

Net Assets 100.0%		$35,271,655

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45		526		53	$35,915,753
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05		526		53	967,030
Total Options Purchased (cost $35,218,116)								$36,882,783
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$712.33		526		53	$(1,566,275)
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$516.04		526		53	(275,871)
Total Options Written (premiums received $1,503,759)								$(1,842,146)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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